Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial Instruments

14.Financial Instruments

(a)     Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 6 and 7.

(b)     Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, investments, and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.

(c)     Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables, accounts payable and due from/to related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term investment and estimates that the amount presented on the accompanying balance sheet approximates the amount that is expected to be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, bunker swap agreements and call option agreements discussed in Note 6 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2018 and 2017 are as follows:

	2018		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	204,763	204,763	189,763	189,763
Restricted cash	15,763	15,763	12,910	12,910
Investments	1,000	1,000	1,000	1,000
Debt	(1,607,122)	(1,607,122)	(1,763,082)	(1,762,938)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of Comprehensive (Loss) Income or in the Balance Sheet, as a component of Accumulated other comprehensive loss.

		Asset Derivatives		Liability Derivatives
		December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	30	1,378
	Financial instruments—Fair Value, net of current portion	—	—	4,970	589

Subtotal		—	—	5,000	1,967

		Asset Derivatives		Liability Derivatives
		December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	18	—
	Financial instruments—Fair Value, net of current portion	—	—	20	—
Bunker swaps	Current portion of financial instruments—Fair value	—	5,715	—	—
Bunker swaps	Financial instruments—Fair Value, net of current portion	—	1,312	3,972	—
Bunker call options	Current portion of financial instruments—Fair value	217	—	—	—
Bunker call options	Financial instruments—Fair Value, net of current portion	133	118	—	—

Subtotal		350	7,145	4,010	—

Total derivatives		350	7,145	9,010	1,967

Derivatives designated as Hedging Instruments-Net effect on the Statements of Comprehensive (Loss) Income

Derivative	Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative

		Amount
	(Effective Portion)	2018	2017	2016
Interest rate swaps		(4,316)	(3,692)	3,015

Total		(4,316)	(3,692)	3,015

	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location

Derivative		Amount
		2018	2017	2016
Interest rate swaps	Depreciation expense	(189)	(189)	(156)
Interest rate swaps	Interest and finance costs, net	(772)	(2,511)	(3,243)

Total		(961)	(2,700)	(3,399)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Loss as of December 31, 2018 and 2017 was $8,660 and $5,305 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Statement of Comprehensive (Loss) Income

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive (Loss) Income Location
Derivative		Amount
		2018	2017	2016
Interest rate swaps	Interest and finance costs, net	(39)	—	(47)
Bunker swaps	Interest and finance costs, net	(1,142)	5,903	2,586
Bunker call options	Interest and finance costs, net	231	(213)	909

Total		(950)	5,690	3,448

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2018 and 2017 using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2018	December 31, 2017
Interest rate swaps	(5,038)	(1,967)
Bunker swaps	(3,972)	7,027
Bunker call options	350	118

	(8,660)	5,178